Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2022
Other Receivables, Net [Abstract]
Schedule of other receivable
	December 31, 2022	December 31, 2021
Deposit to non-trade suppliers	$22,370	$20,796
Prepayment	203,465	145,144
Other receivables from disposal of subsidiaries	-	-
Advance to employees	11	92
Allowance for doubtful accounts	(170,842)	(269)
Total other receivables, net	$55,004	$165,763

Movements of allowance for doubtful accounts are as follows:

Beginning balance	$654	$385
Addition	170,842	269
Reverse	(654)	(385)
Ending balance	$170,842	$269